Taxes - Schedule of Income Before Taxes by Geographic Area (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total (loss) income before taxes	$ (1,656,844)	$ 2,589,157	$ 964,316
China [Member]
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total (loss) income before taxes	(773,090)	1,403,006	1,097,501
Japan [Member]
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total (loss) income before taxes	2,705,967	1,186,251	(82,873)
Cayman [Member]
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total (loss) income before taxes	$ (3,589,721)	$ (100)	$ (50,312)